MET INVESTORS SERIES TRUST

                      Strategic Growth and Income Portfolio
                     Strategic Conservative Growth Portfolio
                           Strategic Growth Portfolio
                   (collectively, the "Strategic Portfolios")

                       SUPPLEMENT DATED AUGUST 8, 2008 TO
                         PROSPECTUS DATED APRIL 28, 2008

     This Supplement is made as of August 8, 2008 to the Prospectus of Met Investors Series Trust (the "Trust") dated April 28, 2008.

I.  Change in Portfolio Management Team

         Effective as of the close of business on August 7, 2008 (the "Transition Date"), Gallatin Asset Management, Inc. ("Gallatin"), ceased to be the Strategic Portfolios' adviser, and Met Investors Advisory, LLC (the "Manager"), the Strategic Portfolios' investment manager, assumed responsibility for the day-to-day management of each Strategic Portfolio.

                                   * * *

         Effective as of the Transition Date, the section
"Introduction--Understanding the Portfolios" is replaced in its entirety with the following:

Understanding the Portfolios

Each Portfolio was designed on established principles of asset allocation and risk tolerance. Each Portfolio will invest substantially all of its assets in other portfolios of the Trust or of Metropolitan Series Fund, Inc. (the "Fund") which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). Each Portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). Met Investors Advisory, LLC (the "Manager") establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which a Portfolio invests based on, among other things, the Underlying Portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk-adjusted benefit to a Portfolio. Information regarding the Underlying Portfolios is included in the prospectuses for those portfolios dated April 28, 2008. Copies of the prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, the Manager analyzes each Underlying Portfolio's historic and current holdings to determine the Portfolio's investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered as is the investment bias toward growth, or value style of investment. Further, the type of growth or value management employed is also a consideration for the Manager, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the average maturity and effective duration are evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Dependent upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolios maintain the ability to invest in an Underlying Portfolio which only holds money market instruments. The Manager evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio's risk profile.

Periodically, the Manager will communicate with or visit management personnel of each Underlying Portfolio to discuss the manager's outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, the Manager will evaluate each Portfolio's allocation among equity, fixed-income, and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each Portfolio's risk profile. It is anticipated that changes among these primary asset classes will be within a range of plus or minus 10%. Concurrently, the Manager will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by the Manager, a shifting of allocations to the remaining Underlying Portfolios may result, as the Manager seeks to maintain the appropriate diversification and risk profile for each Portfolio.



The Underlying Portfolios in which the Portfolios may currently invest are:

------------------------------------------------------------------ -------------------------------------------------------

Met/AIM Capital Appreciation Portfolio                             Loomis Sayles Small Cap Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                                 Julius Baer International Stock Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Batterymarch Growth and Income Portfolio                           FI Large Cap Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock Aggressive Growth Portfolio                              Lord Abbett Bond Debenture Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock Bond Income Portfolio                                    Lord Abbett Growth and Income Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock Diversified Portfolio                                    MetLife Stock Index Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock High Yield Portfolio                                     MetLife Mid Cap Stock Index Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock Large Cap Core Portfolio                                 MFS(R) Emerging Markets Equity Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock Large Cap Value Portfolio                                MFS(R) Total Return Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock Legacy Large Cap Growth Portfolio                        MFS(R) Research International Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock Money Market Portfolio                                   MFS(R) Value Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
BlackRock Strategic Value Portfolio                                Morgan Stanley EAFE(R) Index Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Capital Guardian U.S. Equity Portfolio                             Neuberger Berman Mid Cap Value Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Clarion Global Real Estate Portfolio                               Oppenheimer Capital Appreciation Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Davis Venture Value Portfolio                                      Oppenheimer Global Equity Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Dreman Small Cap Value Portfolio                                   PIMCO Inflation Protected Bond Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
FI Mid Cap Opportunities Portfolio                                 PIMCO Total Return Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
FI Value Leaders Portfolio                                         Pioneer Fund Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Met/Franklin Income Portfolio                                      Pioneer Strategic Income Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Met/Franklin Mutual Shares Portfolio                               Rainier Large Cap Equity Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Franklin Templeton Small Cap Growth Portfolio                      RCM Technology Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Goldman Sachs Mid Cap Value Portfolio                              Russell 2000(R) Index Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Harris Oakmark Focused Value Portfolio                             T. Rowe Price Large Cap Growth Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Harris Oakmark International Portfolio                             T. Rowe Price Mid Cap Growth Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio                                Third Avenue Small Cap Value Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Janus Forty Portfolio                                              T. Rowe Price Small Cap Growth Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Jennison Growth Portfolio                                          Met/Templeton Growth Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Lazard Mid Cap Portfolio                                           Turner Mid Cap Growth Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Legg Mason Partners Aggressive Growth Portfolio                    Van Kampen Comstock Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Legg Mason Partners Managed Assets Portfolio                       Van Kampen Mid Cap Growth Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Legg Mason Value Equity Portfolio                                  Western Asset Management Strategic Bond
                                                                       Opportunities Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Portfolio                    Western Asset Management U.S.
                                                                      Government Portfolio
------------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------------ -------------------------------------------------------
Loomis Sayles Global Markets Portfolio
------------------------------------------------------------------ -------------------------------------------------------

A Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. The Manager may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for any Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolios. The Manager may take into account these capacity or other considerations when allocating investments among the Underlying Portfolios. In some instances the Manager or its affiliates may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolios' opportunity to invest in the Underlying Portfolio.

The following charts describe the targeted allocation, as of the date of this Prospectus, among the equity Underlying Portfolios, fixed income Underlying Portfolios and cash/money market securities Underlying Portfolios. You should note that these percentages do not directly correspond to investments in the Underlying Portfolios since each Underlying Portfolio may contain one or more asset classes (e.g. equity and fixed income) and each Underlying Portfolio may contain various sub-sets of an asset class (e.g. small cap, mid cap equity and international securities).


-------------------------------------------------------------------------------- ------------------ ------------------
                                                                                    Defensive           Moderate
                                  Asset Class                                       Allocation         Allocation
-------------------------------------------------------------------------------- ------------------ ------------------
-------------------------------------------------------------------------------- ------------------ ------------------
Equity Underlying Portfolios                                                            35%                50%
----------------------------                                                            ---                ---
-------------------------------------------------------------------------------- ------------------ ------------------
-------------------------------------------------------------------------------- ------------------ ------------------
    International                                                                       9%                 13%
-----------------                                                                       --                 ---
    Large Cap                                                                           17%                23%
-------------                                                                           ---                ---
    Mid Cap                                                                             6%                 8%
-----------                                                                             --                 --
    Small Cap                                                                           3%                 6%
-------------                                                                           --                 --
-------------------------------------------------------------------------------- ------------------ ------------------
-------------------------------------------------------------------------------- ------------------ ------------------
Fixed Income Underlying Portfolios                                                      55%                45%
----------------------------------                                                      ---                ---
-------------------------------------------------------------------------------- ------------------ ------------------
-------------------------------------------------------------------------------- ------------------ ------------------
    Investment Grade                                                                    38%                32%
--------------------                                                                    ---                ---
    High Yield                                                                          11%                9%
--------------                                                                          ---                --
    Foreign Fixed Income                                                                6%                 4%
------------------------                                                                --                 --
-------------------------------------------------------------------------------- ------------------ ------------------
-------------------------------------------------------------------------------- ------------------ ------------------
Cash/Money Market Securities*                                                           10%                5%
-----------------------------                                                           ---                --
-------------------------------------------------------------------------------- ------------------ ------------------

---------------------------------------------------------------- ----------------- ----------------- -----------------
                                                                    Strategic         Strategic
                          Asset Class                              Growth and       Conservative     Strategic Growth
                                                                      Income            Growth
---------------------------------------------------------------- ----------------- ----------------- -----------------
---------------------------------------------------------------- ----------------- ----------------- -----------------
Equity Underlying Portfolios                                           65%               85%               100%
----------------------------                                           ---               ---               ----
---------------------------------------------------------------- ----------------- ----------------- -----------------
---------------------------------------------------------------- ----------------- ----------------- -----------------
    International                                                      16%               21%               24%
-----------------                                                      ---               ---               ---
    Large Cap                                                          31%               40%               45%
-------------                                                          ---               ---               ---
    Mid Cap                                                            11%               15%               17%
-----------                                                            ---               ---               ---
    Small Cap                                                           7%                9%                9%
-------------                                                           --                --                --
---------------------------------------------------------------- ----------------- ----------------- -----------------
---------------------------------------------------------------- ----------------- ----------------- -----------------
Fixed Income Underlying Portfolios                                     35%               15%                0%
----------------------------------                                     ---               ---                --
---------------------------------------------------------------- ----------------- ----------------- -----------------
---------------------------------------------------------------- ----------------- ----------------- -----------------
    Investment Grade                                                   21%                7%                0%
--------------------                                                   ---                --                --
    High Yield                                                          6%                2%                0%
--------------                                                          --                --                --
    Foreign Fixed Income                                                3%                1%                0%
------------------------                                                --                --                --
---------------------------------------------------------------- ----------------- ----------------- -----------------
---------------------------------------------------------------- ----------------- ----------------- -----------------
Cash/Money Market Securities*                                           5%                5%                5%
-----------------------------                                           --                --                --
---------------------------------------------------------------- ----------------- ----------------- -----------------

* Through holdings-based analysis, the Manager typically will achieve the targeted allocation to cash held or money market securities purchased in Underlying Portfolios in which the Portfolios invest.

Although the investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, a Portfolio's actual allocations could vary substantially from the target allocations. Actual allocations may be different from the target allocations because of, for example, changes to the Underlying Portfolios' asset values due to market movements. The Manager may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, the Manager may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of each Portfolio's investments in the Underlying Portfolios are available for the Trust at the following website--www.metlifeinvestors.com. Upon accessing the website, click on the Individuals Enter Here section, then click on Learn More About MetLife Investors, then click on Met Investors Series Trust, then click on the MetLife Asset Allocation Program Current Actual Allocations or, as applicable, the Asset Allocation Portfolios Current Allocation Within Class AA icon where you will find actual allocations for each of the Portfolios at the end of the prior quarter. This information may be updated periodically to reflect the actual allocations.

Under adverse market or economic conditions, each Portfolio could invest for temporary defensive purposes some or all of the assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Manager may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objectives.

Please note that the expenses of the Underlying Portfolios, as set forth in the Investment Summary, could change as the Underlying Portfolios' asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolios invest in Underlying Portfolios, the costs of investing in a Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. A Portfolio, as a shareholder, will pay its share of the Underlying Portfolios' expenses as well as the Portfolio's own expenses. Therefore, an investment in a Portfolio may result in the duplication of certain expenses.

The Manager has broad discretion to allocate and reallocate the assets of each Portfolio among the Underlying Portfolios consistent with the Portfolio's investment objective and policies and target allocations. In addition to the investment advisory fee charged by the Manager for its asset allocation services, the Manager and its affiliates indirectly receive investment advisory fees from the Underlying Portfolios in which each Portfolio invests. In this regard, the Manager has an incentive to select and invest the Portfolios' assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also the Manager may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Manager is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Portfolios of the Trust.

After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

                                 * * *

         Effective as of the Transition Date, the Investment Summary for each Strategic Portfolio is revised as follows:

     o The following sentences are added after the second sentence of the second paragraph under the heading "Past Performance:": "Effective
          August 8, 2008, the Manager began managing the Portfolio on a day-to-day basis. Investment performance prior to that date is attributable to the Portfolio's former investment adviser."

     o The reference to "Gallatin Asset Management, Inc." is replaced by a reference to "Met Investors Advisory, LLC".

                                    * * *

         Effective as of the Transition Date, the section "Management--The Manager" is replaced in its entirety with the following:

The Manager

Met Investors Advisory, LLC (the "Manager"), 5 Park Plaza, Suite 1900, Irvine, California 92614, manages all of the Portfolios. The Manager is responsible for the general management and administration of the Trust and the Portfolios. In addition to its managerial responsibilities, the Manager also is responsible for determining the asset allocation range for the Portfolios and ensuring that the allocations are consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolios, the Manager will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolios based on the investment objectives and policies of the Underlying Portfolios, the Manager's investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. The Manager is an affiliate of MetLife.

The Portfolios are managed by an Investment Committee composed of Elizabeth M. Forget, Alan C. Leland, Jr., CFA, Thomas C. McDevitt, CIMA, Darrel A. Olson, CFA and Jeffrey L. Bernier, CIMA.

Ms. Forget, chair of the Committee, has been President of the Manager since December 2000, has been President and Trustee of Met Investors Series Trust since December 2000, has been a Senior Vice President of MetLife, Inc. since May 2007, has been President of MetLife Advisers, LLC since May 2006, has been Trustee of MetLife Investment Funds, Inc. since May 2006 and has been Trustee of Metropolitan Series Fund, Inc. since August 2006.

Mr. Leland, CFA, Vice President of the Manager, joined MetLife in 1974. Prior to becoming Vice President of Metropolitan Life Insurance Company in the Annuity Product Management business unit and Chief Financial Officer of MetLife Advisers, LLC, he worked in both MetLife's Investment Department and Group Pension Department.

Mr. McDevitt, CIMA, Vice President of the Manager, also is a Vice President of MetLife Advisers, LLC and is primarily responsible for the oversight of the investment functions of Metropolitan Series Fund, Inc.'s subadvisers and performance analyses of Metropolitan Series Fund, Inc.'s portfolios. Mr. McDevitt joined Metropolitan Life Insurance Company in 1980 and was responsible for the development, marketing and servicing of an asset allocation and investment advisory service for group pension clients.

Mr. Olson, CFA, Vice President of the Manager, has been with Metropolitan Life Insurance Company for over 25 years and is a Director in the Investments Department. Currently, Mr. Olson manages the assets under MetLife's Employee Benefit Plans. In addition, Mr. Olson serves as Chief of Staff for a review board that oversees all of MetLife's use of unaffiliated managers.

Mr. Bernier, CIMA, joined Metropolitan Life Insurance Company in December 2007. He has been a Vice President of Metropolitan Life Insurance Company and a Vice President of the Manager since 2008. From July 2004 to December 2007 Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services. From May 2000 to December 2001 Mr. Bernier was an Assistant Vice President in the Corporate and Investment Banking division of Wachovia Securities.

The Manager has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the MetLife Defensive Strategy and MetLife Moderate Strategy Portfolios and to investments in the Underlying Portfolios, which may assist the Manager in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of each Portfolio's investments among the Underlying Portfolios. The Manager is responsible for paying the consulting fees.

The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated sub-adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing sub-adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement.

As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The management fees for each Portfolio are:



---------------------------------------------------- -------------------------------------------------------------------------
Portfolio                                            Management Fee
---------------------------------------------------- -------------------------------------------------------------------------
---------------------------------------------------- -------------------------------------------------------------------------
MetLife Defensive Strategy Portfolio                 0.10% of first $500  million of such assets plus 0.075% of such assets over $500  million up to $1 billion  plus 0.05% of such assets over $1 billion

---------------------------------------------------- -------------------------------------------------------------------------
---------------------------------------------------- -------------------------------------------------------------------------
MetLife Moderate Strategy Portfolio                  0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion

---------------------------------------------------- -------------------------------------------------------------------------
---------------------------------------------------- -------------------------------------------------------------------------

Strategic Growth and Income Portfolio                0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion

---------------------------------------------------- -------------------------------------------------------------------------
---------------------------------------------------- -------------------------------------------------------------------------
Strategic Conservative Growth Portfolio              0.10% of first $500  million of such assets plus 0.075% of such assets over $500  million up to $1 billion  plus 0.05% of such assets over $1 billion

---------------------------------------------------- -------------------------------------------------------------------------
---------------------------------------------------- -------------------------------------------------------------------------

Strategic Growth Portfolio                           0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion

---------------------------------------------------- -------------------------------------------------------------------------

The SAI provides additional information about each Committee member's compensation, other accounts managed and the member's ownership of securities in the Portfolios.

A discussion regarding the basis for the decision to the Trust's Board of Trustees to approve the management agreement with the Manager is available in each Portfolio's annual report.

Expense Limitation Agreement

In the interest of limiting expenses of each Portfolio, other than MetLife Moderate Strategy Portfolio, until April 30, 2009, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total direct annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to 0.10% and 0.35%, respectively, of daily net assets for Class A and Class B shares, respectively, of the MetLife Defensive Strategy Portfolio and 0.40% of daily net assets for Class B shares in the case of each of the Strategic Growth and Income, Strategic Conservative Growth and Strategic Growth Portfolios.

Each Portfolio may at a later date reimburse the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the then existing percentage limits. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio's total annual expense ratio is less than the respective percentages stated above.

The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                                   * * *

         Effective as of the Transition Date, the section "Management--The Adviser" is deleted in its entirety.

II.  Change in Management Fee

        In connection with its assuming responsibility for the day-to-day management of the Strategic Portfolios, the Manager has agreed to reduce the management fee it charges to each Strategic Portfolio.

                                    * * *

         Effective as of the Transition Date, the "Fees and Expenses:" section in the Investment Summary for Strategic Growth and Income Portfolio is replaced in its entirety with the following:

Fees and Expenses:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the period ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.

Shareholder Transaction Expenses (fees paid directly from your investment)--None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



  -------------------------------------------------------------------------------------------------- ----------------
                                                                                                         Class B
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Management Fee                                                                                          0.10%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  12b-1 Fees                                                                                              0.25%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Other Expenses                                                                                          0.05%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Total Annual Portfolio Operating Expenses*                                                              0.40%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Net Expenses of Underlying Portfolios**                                                                 0.78%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Total Annual Portfolio Operating Expenses and Net Indirect Expenses of
     Underlying Portfolios                                                                                1.18%
  -------------------------------------------------------------------------------------------------- ----------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class
     B shares of the Portfolio will not exceed 0.40%, for the period ended April
     30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver for the year ended December 31, 2007, according to the Portfolio's investment in such Underlying Portfolios as of December 31, 2007.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

                                       * * *

         Effective as of the Transition Date, the "Fees and Expenses:" section in the Investment Summary for Strategic Conservative Growth Portfolio is replaced in its entirety with the following:

Fees and Expenses:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the period ended December 31, 2007, as adjusted to assume that the current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.

Shareholder Transaction Expenses (fees paid directly from your investment)--None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



  -------------------------------------------------------------------------------------------------- ----------------
                                                                                                         Class B
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Management Fee                                                                                          0.10%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  12b-1 Fees                                                                                              0.25%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Other Expenses                                                                                          0.05%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Total Annual Portfolio Operating Expenses*                                                              0.40%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Net Expenses of Underlying Portfolios**                                                                 0.74%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Total Annual Portfolio Operating Expenses and Net Indirect Expenses of
     Underlying Portfolios                                                                                1.14%
  -------------------------------------------------------------------------------------------------- ----------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class
     B shares of the Portfolio will not exceed 0.40%, for the period ended April
     30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver for the year ended December 31, 2007, according to the Portfolio's investment in such Underlying Portfolios as of December 31, 2007.

Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolio's instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

                                      * * *

         Effective as of the Transition Date, the "Fees and Expenses:" section in the Investment Summary for Strategic Growth Portfolio is replaced in its entirety with the following:

Fees and Expenses:

The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the period ended December 31, 2007, as adjusted to assume that current contractual fees and expenses were in effect for all of 2007, and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.

Shareholder Transaction Expenses (fees paid directly from your investment)--None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



  -------------------------------------------------------------------------------------------------- ----------------
                                                                                                         Class B
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------

  Management Fee                                                                                          0.10%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  12b-1 Fees                                                                                              0.25%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Other Expenses                                                                                          0.09%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Total Annual Portfolio Operating Expenses
     Before Expense Waiver                                                                                0.44%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Contractual Expense Waiver*                                                                             0.04%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Total Annual Portfolio Operating Expenses
     After Expense Waiver                                                                                 0.40%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Net Expenses of Underlying Portfolios**                                                                 0.68%
  -------------------------------------------------------------------------------------------------- ----------------
  -------------------------------------------------------------------------------------------------- ----------------
  Total Annual Portfolio Operating Expenses After Waiver
     and Net Indirect Expenses of Underlying Portfolios                                                   1.08%
  -------------------------------------------------------------------------------------------------- ----------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total direct Annual Portfolio Operating Expenses for the Class
     B shares of the Portfolio will not exceed 0.40% for the period ended April
     30, 2009 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios after expense waiver for the year ended December 31, 2007, according to the Portfolio's investment in such Underlying Portfolios as of December 31, 2007.


Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. As investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.

III.  Proposed Reorganization of the Strategic Portfolios

         On August 6, 2008, the Board of Trustees of the Trust approved proposals to reorganize the Strategic Portfolios into the following successor portfolios of the Trust.


Strategic Portfolio                                          Successor Portfolio
Strategic Growth and Income Portfolio                        MetLife Balanced Strategy Portfolio
Strategic Conservative Growth Portfolio                      MetLife Growth Strategy Portfolio
Strategic Growth Portfolio                                   MetLife Aggressive Strategy Portfolio



         The Successor Portfolios have investment objectives, strategies and risks similar to the corresponding Strategic Portfolio.

         With respect to each proposed reorganization, if the shareholders of a Strategic Portfolio approve the proposed reorganization, then the Strategic Portfolio will liquidate by transferring substantially all of its assets to the corresponding Successor Portfolio. Shareholders of the Strategic Portfolio will then receive shares of the corresponding Successor Portfolio equal in value to their shares of the Strategic Portfolio as of the date of the reorganization, which is proposed to take place on or about November 10, 2008. Shareholders of record of each Strategic Portfolio as of August 7, 2008 are scheduled to vote on the applicable reorganization at a special meeting of shareholders to be held on November 5, 2008. Shareholders of record of each Strategic Portfolio will be mailed information regarding the applicable reorganization on or about September 15, 2008.